Employees' Retirement Benefits (Fair Values of NTT CDBP's Pension Plan Assets) (Detail) - NTT Corporate Defined Benefit Pension Plan - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	¥ 89,942	¥ 86,524	¥ 86,459
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,596	569
Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28,842	25,104
Debt securities | Domestic corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,715	5,743
Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,614	4,697
Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	57	28
Equity securities | Domestic equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9,142	8,692
Equity securities | Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,869	7,073
Securities investment trust beneficiary certificates | Domestic equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,489	5,784
Securities investment trust beneficiary certificates | Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,434	1,498
Securities investment trust beneficiary certificates | Domestic Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,690	8,007
Securities investment trust beneficiary certificates | Foreign debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,978	2,436
Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,724	6,468
Life insurance company general accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10,690	10,294
Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	102	131
Subtotal
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	65,627	62,331
Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,596	569
Level 1 | Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	27,651	24,611
Level 1 | Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,196	4,527
Level 1 | Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	51	8
Level 1 | Equity securities | Domestic equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9,142	8,687
Level 1 | Equity securities | Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,869	7,073
Level 1 | Subtotal
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45,505	45,475
Level 2 | Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,191	493
Level 2 | Debt securities | Domestic corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,715	5,743
Level 2 | Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	418	170
Level 2 | Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6	20
Level 2 | Equity securities | Domestic equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		5
Level 2 | Life insurance company general accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10,690	10,294
Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Level 2 | Subtotal
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20,020	16,725
Level 3 | Equity securities | Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	102	131
Level 3 | Subtotal
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	¥ 102	¥ 131